Acquisitions and Dispositions (Schedule of Disposal Groups, Including Discontinued Operations Consolidated Statements of Income) (Detail) - Dominion Energy Gas Holdings L L C [Member] - USD ($)
$ in Millions
	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Business Acquisition And Dispositions [Line Items]
Net income from discontinued operations	$ 45	$ 33	$ 125	$ 135
Discontinued Operations [Member] | East Ohio [Member]
Business Acquisition And Dispositions [Line Items]
Operating revenue	155	148	538	527
Depreciation and amortization	23	19	66	55
Other operating expenses	90	88	364	322
Other income	20	18	55	54
Interest and related charges	11	10	30	27
Income tax expense	8	13	25	39
Net income from discontinued operations	43	36	108	138
Discontinued Operations [Member] | DGP [Member]
Business Acquisition And Dispositions [Line Items]
Operating revenue	31	42	110	144
Depreciation and amortization	1	4	4	11
Other operating expenses	27	42	83	137
Income tax expense	1	(1)	6	(1)
Net income from discontinued operations	$ 2	$ (3)	$ 17	$ (3)